Cover	May 25, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A is being filed by Energy Vault Holdings, Inc. (the “Company”) as an amendment (the “Amendment”) to the Current Report on Form 8-K that the Company filed with the Securities and Exchange Commission on May 25, 2023 to announce the preliminary results of the Annual Meeting of Stockholders. This Amendment is being filed to disclose the final voting results received from the independent inspector of election for the Annual Meeting of Stockholders.
Document Period End Date	May 25, 2023
Entity File Number	001-39982
Entity Registrant Name	Energy Vault Holdings, Inc.
Entity Central Index Key	0001828536
Entity Tax Identification Number	85-3230987
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4360 Park Terrace Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Westlake Village
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91361
City Area Code	805
Local Phone Number	852-0000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	NRGV
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false